Employment Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Employment Expenses [Abstract]
Schedule of Employment Expenses
	Consolidated
	30 June 2025	30 June 2024
	$	$
Wages and salaries	424,738	738,584
Superannuation contribution - employees	42,963	79,373
Accrued leave expenses	(13,674)	20,588
Payroll tax expense	4,568	17,016
Long service leave expenses	4,974	20,018
Employee related expenses	17,503	-
	481,072	875,579